Subsequent Events Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Feb. 28, 2017	Feb. 07, 2017	Feb. 23, 2017
Subsequent Event [Line Items]
Quarterly cash dividend, declared (in dollars per share)		$ 0.1600
LIBOR
Subsequent Event [Line Items]
Interest rate floor	0.75%
Senior Notes due 2025 [Member]
Subsequent Event [Line Items]
Debt, long-term and short-term			$ 600
Interest rate in effect			5.00%
Senior notes due August 15, 2022
Subsequent Event [Line Items]
Debt, long-term and short-term			$ 600
Senior secured term loan facility
Subsequent Event [Line Items]
Basis spread on variable rate (as percent)	0.25%